Norwood Financial Corp (Parent Company Only) Financial Information (Statements of Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Net realized gain (loss) on sales of securities	$ 213	$ 348
Income before Income Taxes	16,204	14,749
Income tax expense	2,553	6,551
Net income	13,651	8,198
COMPREHENSIVE INCOME	11,298	10,084
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from bank subsidiary	5,643	5,412
Net realized gain (loss) on sales of securities		130
Other interest income		8
Revenues	5,643	5,550
Expenses	618	511
Income before Income Taxes	5,025	5,039
Income tax expense	(217)	(127)
Income before equity in undistributed earnings	5,242	5,166
Equity in undistributed earnings of subsidiary	8,409	3,032
Net income	13,651	8,198
COMPREHENSIVE INCOME	$ 11,298	$ 10,084